PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONDENSED STATEMENTS OF CASH FLOWS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash generated from operating activities	$ (9,991)	$ (16,061)	$ 2,743
Net cash generated from (used in) investing activities	(41,851)	70,855	23,864
Net cash used in financing activities	33,356	(340,836)	(90,691)
Net increase (decrease) in cash, cash equivalents and restricted cash	(19,922)	(287,506)	(62,657)
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(1,436)	(1,464)	1,427
Cash, cash equivalents and restricted cash at beginning of year	110,359	397,865	460,522
Cash, cash equivalents and restricted cash at end of year	90,437	110,359	397,865
Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash generated from operating activities	86,652	146,815	52,462
Net cash generated from (used in) investing activities	(14,477)	(176)	22,149
Net cash used in financing activities	(52,790)	(162,929)	(99,804)
Net increase (decrease) in cash, cash equivalents and restricted cash	19,385	(16,294)	(25,193)
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash		(4)
Cash, cash equivalents and restricted cash at beginning of year	2,926	19,220	44,413
Cash, cash equivalents and restricted cash at end of year	$ 22,311	$ 2,926	$ 19,220